RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12	RELATED PARTY TRANSACTIONS

The following transactions were entered into with related parties:

James Fuller

On February 22, 2021, the Board awarded James Fuller ( a director of the Company until November 2, 2022 when he voluntarily retired as a member of the Board) options under the Company’s 2018 Stock Incentive Plan to purchase 208,333 shares of Common Stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share.

On July 22. 2021, the Company granted Mr. Fuller 2,000,000 shares of Common Stock, valued at $154,000.

Additionally, the Board approved the repricing of the options exercisable for 208,333 shares of Common Stock granted to Mr. Fuller on February 22, 2021, from $0.24 per share to $0.15 per share.

On September 13, 2022, the Company granted Mr. Fuller ten-year options exercisable for 200,000 shares of Common Stock at an exercise price of $0.04 per share.

The option expense for Mr. Fuller for the three and the nine months ended September 30, 2022 was $7,993.

Andrey Novikov

On February 22, 2021, the Board awarded Andrey Novikov options under the Company’s 2018 Stock Incentive Plan to purchase 208,333 shares of Common Stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share.

On May 31, 2021, Mr. Novikov notified the Board of his decision to resign as a member of the Board and as Secretary of the Company, effective as of June 1, 2021. Since August 2021, Mr. Novikov has been on suspension from service as the Company’s Chief Technology Officer. On November 11, 2022, with the recommendation of a special committee of disinterested members of the Board who had reviewed this matter, the Board approved the formal termination of Mr. Novikov’s employment with the Company for “cause.”

William Corbett

On February 22, 2021, the Board appointed William Corbett as the Company’s Chief Executive Officer and Interim Chief Financial Officer, as its Chairman of the Board and issued him a five-year warrant to purchase 20,000,000 shares of the Common Stock at an exercise price of $0.24 per share. The Board also agreed to increase Mr. Corbett’s monthly base salary to $30,000. The warrant expense for Mr. Corbett for the year ended December 31, 2021 was $4,327,899.

On August 16, 2021, the Company and Mr. Corbett entered into an Executive Employment Agreement that replaced and superseded the previous executive employment agreement (the “August 2021 Corbett Employment Agreement”). The purpose of the August 2021 Corbett Employment Agreement was to provide a replacement grant for warrants previously granted to Mr. Corbett under the terms of his previous employment agreement with the Company. Pursuant to the August 2021 Corbett Employment Agreement, Mr. Corbett would continue to serve as the Company’s Chief Executive Officer on a full time basis effective as of the date of the August 2021 Corbett Employment Agreement until the close of business on December 31, 2024. Mr. Corbett’s base salary will be $30,000 per month, which shall be paid in accordance with the Company’s standard payroll practice for its executives, managers and salaried employees. In addition, the August 2021 Corbett Employment Agreement provides that: (1) Mr. Corbett will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; (2) the Company will grant to Mr. Corbett options to purchase 20,000,000 shares of Common Stock at a per share exercise price of $0.15; and (3) a car allowance for Mr. Corbett in the amount of $800 per month. Fifty percent (50%) of the shares subject to the options shall vest on the grant date and the other 50% of the shares subject to the option shall vest at the rate of 1/36 per month over a three-year period. The options will be exercisable for a period of ten years after the date of grant and the Company shall provide for cashless exercise of the option. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the Board in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021.

In addition, the Company and Mr. Corbett entered into an Indemnification Agreement on August 16, 2021 (the “August 2021 Corbett Indemnification Agreement”), pursuant to which the Company agreed to indemnify Mr. Corbett to indemnify Indemnitee to the fullest extent permitted by or under the Nevada Corporation Law in respect of claims, including third-party claims and derivative claims and provides for advancement of expenses. The August 2021 Corbett Indemnification Agreement amends the indemnification agreement in effect prior to entering into the August 2021 Corbett Indemnification Agreement to provide that unless Company shall pay Mr. Corbett’s attorneys’ fees and costs, including the compensation and expenses of any arbitrator, unless the arbitrator or the court determines that (a) Company has no liability in such dispute, or (b) the action or claims by Executive are frivolous in nature. In any other case or matter, the Company and Mr. Corbett shall each bear its or his own attorney fees and costs.

On July 11, 2022, the Company granted Mr. Corbett ten-year options exercisable for 15,000,000 shares of Common Stock at an exercise price of $0.15 per share.

The option expense for Mr. Corbett for the three and the nine months ended September 30, 2022 was $890,442 and $1,023,614, respectively.

Clifford Henry

On May 1, 2021, the Company appointed Mr. Henry to the Board.

On July 22, 2021, the Company granted Mr. Henry 2,000,000 shares of Common Stock, valued at $154,000.

Mr. Henry has an oral consulting arrangement with the Company whereby he is paid $3,500 per month for financial and capital markets advice. This consulting agreement commenced in May, 2021 and was approved and ratified by the Board in March 2022. This consulting agreement and related payments were terminated in September 2022.

On September 13, 2022, the Company granted Mr. Henry, immediately vesting, ten-year options exercisable for 200,000 shares of Common Stock at an exercise price of $0.04 per share, valued at $7,993 using a Black Scholes valuation model.

The option expense for Mr. Henry for the three and the nine months ended September 30, 2022 was $7,993.

Madisson Corbett

On May 1, 2021, the Company appointed Ms. Corbett to the Board. Ms. Corbett is the daughter of Mr. William Corbett, the Company’s Chief Executive Officer and Chairman of the Board.

On July 22, 2021, the Company granted Ms. Corbett 2,000,000 shares of Common Stock, valued at $154,000.

On September 13, 2022, the Company granted Ms. Corbett, immediately vesting, ten-year options exercisable for 200,000 shares of Common Stock at an exercise price of $0.04 per share, valued at $7,993 using a Black Scholes valuation model.

The option expense for Ms. Corbett for the three and the nine months ended September 30, 2022 was $7,993.

David Rios

On July 22, 2021, the Company appointed David Rios to the Board.

On July 22, 2021, the Company granted Mr. Rios 1,000,000 shares of Common Stock, valued at $77,000.

On September 13, 2022, the Company granted Mr. Rios, immediately vesting, ten-year options exercisable for 200,000 shares of Common Stock at an exercise price of $0.04 per share, valued at $7,993 using a Black Scholes valuation model.

The option expense for Mr. Rios for the three and the nine months ended September 30, 2022 was $7,993.

Richard Rosenblum

On July 22, 2021, the Company appointed Richard Rosenblum as President and Chief Financial Officer of the Company. In addition, Mr. Rosenblum was elected to the Board to serve until the Company’s next annual meeting of shareholders and was subsequently appointed as the Company’s Secretary.

On July 27, 2021, the Company and Mr. Rosenblum entered into an Executive Employment Agreement (the “Employment Agreement”), pursuant to which Mr. Rosenblum will serve as the Company’s President and Chief Financial Officer on a full time basis effective as of July 1, 2021. The effectiveness of the Employment Agreement is subject to the approval of the Employment Agreement by the Board, unless earlier terminated as provided in the Employment Agreement. The term of the Employment Agreement is until December 31, 2024. Mr. Rosenblum’s base salary will be $18,000 per month. In addition, the Employment Agreement provides that: (1) Mr. Rosenblum will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; and (2) the Company will grant to Mr. Rosenblum options to purchase 10,000,000 shares of Common Stock at a per share exercise price equal to the fair market value of the Common Stock, as reflected in the closing price of the Common Stock on the OTC exchange or, in the event the stock is up listed, on a national stock exchange, on the date of grant (the “Options”)”. Fifty percent (50%) of the shares subject to the Options shall vest on the grant date and the other 50% of the shares subject to the Option shall vest at the rate of 1/36 per month over a three-year period. The Options will be exercisable for a period of ten (10) years after the date of grant and the Company shall provide for cashless exercise of the Option by Executive. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the Board in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021. The Options are being granted pursuant to the Company’s 2021 Stock Incentive Plan.

If Mr. Rosenblum’s employment with Company is terminated at any time during the term of the Employment Agreement other than for Cause (as defined in the Employment Agreement), or due to voluntary termination, retirement, death or disability, then Mr. Rosenblum shall be entitled to severance equal to fifty percent (50%) of his annual base salary rate in effect as of the date of termination. If Mr. Rosenblum’s employment with Company is terminated at any time during the term of the Employment Agreement other than for Cause (as defined in the Employment Agreement), or due to voluntary termination, retirement, death or disability, within 12 months following an Acquisition (as defined in the Employment Agreement), then Mr. Rosenblum shall be entitled to severance equal to 100% of his annual base salary rate in effect as of the date of termination. Severance payments shall be subject to execution and delivery of a general release in favor of the Company.

On August 16, 2021, the Company entered into an amendment to the Rosenblum Executive Employment Agreement (the “First Amendment”) with Mr. Rosenblum. Under the terms of the Executive Employment Agreement, the Company had agreed to grant to Mr. Rosenblum an option to purchase 10,000,000 (ten million) common shares of Company Stock at a per share exercise price equal to the fair market value of the Common Stock, as reflected in the closing price of the Common Stock on the OTC exchange or, in the event the stock is uplisted, on a national stock exchange, on the date of grant (the “Option”).” The First Amendment provided that the Option was granted on August 31, 2021 at an exercise price of $0.15 per share.

In addition, the Company and Mr. Rosenblum entered into an Indemnification Agreement, pursuant to which the Company agreed to indemnify Mr. Rosenblum to indemnify Indemnitee to the fullest extent permitted by or under the Nevada Corporation Law in respect of claims, including third-party claims and derivative claims and provides for advancement of expenses.

On July 11, 2022, the Company granted Mr. Rosenblum 2,000,000 restricted shares of Common Stock valued at $110,000, all of which are vested.

The option expense for Mr. Rosenblum for the three months and nine months ended September 30, 2022 was $27,879 and $83,636, respectively.

15	RELATED PARTY TRANSACTIONS

The following transactions were entered into with related parties:

James Fuller

On February 22, 2021, the board of directors awarded James Fuller options under the Company’s 2018 Stock Incentive Plan to purchase 208,333 shares of the Company’s common stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share. The option expense for Mr. Fuller for the year ended December 31, 2021 was $45,804.

On July 22. 2021, the Company granted Mr. Fuller 2,000,000 shares of common stock, valued at $154,000.

Additionally, the board of directors approved the repricing of the options exercisable for 208,333 shares of common stock granted to Mr. Fuller on February 22, 2021, from $0.24 per share to $0.15 per share.

Andrey Novikov

On February 22, 2021, the board of directors awarded Andrey Novikov options under the Company’s 2018 Stock Incentive Plan to purchase 208,333 shares of the Company’s common stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share. The option expense for Mr. Novikov for the year ended December 31, 2021 was $45,804.

On May 31, 2021, Mr. Novikov notified the board of directors of his decision to resign as a member of the Board and as Secretary of the Company, effective as of June 1, 2021. Since August 2021, Mr. Novikov has been on suspension from service as the Company’s Chief Technology Officer.

William Corbett

On February 22, 2021, the board of directors of the Company appointed William Corbett, its Chief Executive Officer and Interim Chief Financial Officer, as its Chairman of the Board and issued him a five-year warrant to purchase 20,000,000 shares of the Company’s common stock at an exercise price of $0.24. The Board also agreed to increase Mr. Corbett’s monthly base salary to $30,000. The warrant expense for Mr. Corbett for the year ended December 31, 2021 was $4,327,899.

On August 16, 2021, the Company and Mr. Corbett entered into an Executive Employment Agreement that replaced and superseded the previous executive employment agreement (the “August 2021 Corbett Employment Agreement”). The purpose of the August 2021 Corbett Employment Agreement was to provide a replacement grant for warrants previously granted to Mr. Corbett under the terms of his previous employment agreement with the Company. Pursuant to the August 2021 Corbett Employment Agreement, Mr. Corbett would continue to serve as the Company’s Chief Executive Officer on a full time basis effective as of the date of the August 2021 Corbett Employment Agreement until the close of business on December 31, 2024. Mr. Corbett’s base salary will be $30,000 per month, which shall be paid in accordance with the Company’s standard payroll practice for its executives, managers and salaried employees. In addition, the August 2021 Corbett Employment Agreement provides that: (1) Mr. Corbett will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; (2) the Company will grant to Mr. Corbett options to purchase 20,000,000 shares of common stock of the Company at a per share exercise price of $0.15; and (3) a car allowance for Mr. Corbett in the amount of $800 per month. Fifty percent (50%) of the shares subject to the options shall vest on the grant date and the other 50% of the shares subject to the option shall vest at the rate of 1/36 per month over a three-year period. The options will be exercisable for a period of ten years after the date of grant and the Company shall provide for cashless exercise of the option. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the board of directors in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021. The option expense for Mr. Corbett for the year ended December 31, 2021 was $910,019.

In addition, the Company and Mr. Corbett entered into an Indemnification Agreement on August 16, 2021 (the “August 2021 Corbett Indemnification Agreement”), pursuant to which the Company agreed to indemnify Mr. Corbett to indemnify Indemnitee to the fullest extent permitted by or under the Nevada Corporation Law in respect of claims, including third-party claims and derivative claims and provides for advancement of expenses. The August 2021 Corbett Indemnification Agreement amends the indemnification agreement in effect prior to entering into the August 2021 Corbett Indemnification Agreement to provide that unless Company shall pay Mr. Corbett’s attorneys’ fees and costs, including the compensation and expenses of any arbitrator, unless the arbitrator or the court determines that (a) Company has no liability in such dispute, or (b) the action or claims by Executive are frivolous in nature. In any other case or matter, the Company and Mr. Corbett shall each bear its or his own attorney fees and costs.

Clifford Henry

On May 1, 2021, the Company appointed Mr. Henry to the Board of Directors.

On July 22, 2021, the Company granted Mr. Henry 2,000,000 shares of common stock, valued at $154,000.

Mr. Henry has a consulting agreement with the Company whereby he is paid $3,500 per month.

Madisson Corbett

On May 1, 2021, the Company appointed Ms. Corbett to the Board of Directors. Ms. Corbett is the daughter of Mr. William Corbett, the Company’s Chief Executive Officer and Chairman of the Board.

On July 22, 2021, the Company granted Ms. Corbett 2,000,000 shares of common stock, valued at $154,000.

David Rios

On July 22, 2021, the Company appointed David Rios to the Board of Directors.

On July 22, 2021, the Company granted Mr. Rios 1,000,000 shares of common stock, valued at $77,000.

Richard Rosenblum

On July 22, 2021, the Company appointed Richard Rosenblum as President and Chief Financial Officer of the Company. In addition, Mr. Rosenblum was elected to the board of directors of the Company to serve until the Company’s next annual meeting of shareholders.

On July 27, 2021, the Company and Mr. Rosenblum entered into an Executive Employment Agreement (the “Employment Agreement”), pursuant to which Mr. Rosenblum will serve as the Company’s President and Chief Financial Officer on a full time basis effective as of July 1. The effectiveness of the Employment Agreement is subject to the approval of the Employment Agreement by the Board, unless earlier terminated as provided in the Employment Agreement. The term of the Employment Agreement is until December 31, 2024. Mr. Rosenblum’s base salary will be $18,000 per month. In addition, the Employment Agreement provides that: (1) Mr. Rosenblum will be eligible for a cash bonus as determined by the Board to the extent the Company achieves (or exceeds) annual revenue or other financial performance objectives established by the Board, in its sole discretion, from time to time; and (2) the Company will grant to Mr. Rosenblum options to purchase 10,000,000 shares of common stock of the Company at a per share exercise price equal to the fair market value of the Company’s common stock, as reflected in the closing price of the Company’s common shares on the OTC exchange or, in the event the stock is up listed, on the NASDAQ exchange, on the date of grant (the “Options”)”. Fifty percent (50%) of the shares subject to the Options shall vest on the grant date and the other 50% of the shares subject to the Option shall vest at the rate of 1/36 per month over a three-year period. The Options will be exercisable for a period of ten (10) years after the date of grant and the Company shall provide for cashless exercise of the Option by Executive. The options are being granted pursuant to the Company’s 2021 Stock Incentive Plan which was approved by the board of directors in August 2021, subject to approval of the 2021 Plan by the shareholders, which approval was obtained at the annual general meeting held on October 22, 2021. The Options are being granted pursuant to the Company’s 2021 Stock Incentive Plan. The option expense for Mr. Rosenblum for the year ended December 31, 2021 was $381,006.

If Mr. Rosenblum’s employment with Company is terminated at any time during the term of the Employment Agreement other than for Cause (as defined in the Employment Agreement), or due to voluntary termination, retirement, death or disability, then Mr. Rosenblum shall be entitled to severance equal to fifty percent (50%) of his annual base salary rate in effect as of the date of termination. If Mr. Rosenblum’s employment with Company is terminated at any time during the term of the Employment Agreement other than for Cause (as defined in the Employment Agreement), or due to voluntary termination, retirement, death or disability, within 12 months following an Acquisition (as defined in the Employment Agreement), then Mr. Rosenblum shall be entitled to severance equal to 100% of his annual base salary rate in effect as of the date of termination. Severance payments shall be subject to execution and delivery of a general release in favor of the Company.

On August 16, 2021, the Company entered into an amendment to the Rosenblum Executive Employment Agreement (the “First Amendment”) with Mr. Rosenblum. Under the terms of the Executive Employment Agreement, the Company had agreed to grant to Mr. Rosenblum an option to purchase 10,000,000 (ten million) common shares of Company Stock at a per share exercise price equal to the fair market value of the Company’s common stock, as reflected in the closing price of the Company’s common shares on the OTC exchange or, in the event the stock is uplisted, on the NASDAQ exchange, on the date of grant (the “Option”).” The First Amendment provided that the Option was granted on August 31, 2021 at an exercise price of $0.15.

In addition, the Company and Mr. Rosenblum entered into an Indemnification Agreement, pursuant to which the Company agreed to indemnify Mr. Rosenblum to indemnify Indemnitee to the fullest extent permitted by or under the Nevada Corporation Law in respect of claims, including third-party claims and derivative claims and provides for advancement of expenses.